INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
State	$ 2	$ 3
Total current expense	$ 2	$ 3